Note 22 - Leases - Future Cash Outflows (IFRS 16) (Detail) € in Millions	Dec. 31, 2019 EUR (€)
Future cash outflow not reflected in lease liabilities: [Abstract]
Not later than one year	€ 17
Later than one year and not later than five years	816
Later than five years	4,797
Future cash outflows not reflected in lease liabilities	€ 5,629